Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

Annual grants of equity awards to our named executive officers are generally determined and approved at compensation committee meetings, with such meeting date typically serving as the grant date. However, the compensation committee may sometimes approve the grant of equity awards to our named executive officers and other employees in advance of its next scheduled meeting, either at a special meeting or by unanimous written consent, in connection with certain new hires, promotions and other circumstances where the compensation committee deems it appropriate to grant such awards. The grant dates for these equity awards are typically the same date that a newly hired executive officer begins employment or the effective date of an executive officer’s promotion, as applicable. In addition, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and on June 30th of each year (or the preceding trading day, if June 30th is not a trading day), respectively, pursuant to our Outside Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Outside Director Compensation Policy.” All stock options are granted with an exercise price that is not less than the closing price of our common stock on the grant date. We have no plan or practice to time option grants in coordination with the release of material non-public information, and we do not time the release of material non-public information to affect the value of executive compensation.

Award Timing Method

Annual grants of equity awards to our named executive officers are generally determined and approved at compensation committee meetings, with such meeting date typically serving as the grant date. However, the compensation committee may sometimes approve the grant of equity awards to our named executive officers and other employees in advance of its next scheduled meeting, either at a special meeting or by unanimous written consent, in connection with certain new hires, promotions and other circumstances where the compensation committee deems it appropriate to grant such awards. The grant dates for these equity awards are typically the same date that a newly hired executive officer begins employment or the effective date of an executive officer’s promotion, as applicable. In addition, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and on June 30th of each year (or the preceding trading day, if June 30th is not a trading day), respectively, pursuant to our Outside Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Outside Director Compensation Policy.” All stock options are granted with an exercise price that is not less than the closing price of our common stock on the grant date. We have no plan or practice to time option grants in coordination with the release of material non-public information, and we do not time the release of material non-public information to affect the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false